Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period at Dec. 31, 2016	$ 16,450	$ 10,762	$ 1,623	$ 12	$ 745	$ 1,455	$ 1,853
Balance, beginning of period (shares) at Dec. 31, 2016		401.5
Increase (Decrease) in Equity [Roll Forward]
Net earnings	649					584	65
Other comprehensive income (loss)	(338)				(338)
Common shares issued	669	$ 673		(4)
Common shares issued (shares)		16.4
Foreign currency translation impacts	(52)						(52)
Subsidiary dividends paid to non-controlling interests	(39)						(39)
Dividends declared on common shares	(166)					(166)
Dividends declared on preference shares	(33)					(33)
Other	4			1			3
Balance, end of period at Jun. 30, 2017	17,144	$ 11,435	1,623	9	407	1,840	1,830
Balance, end of period (shares) at Jun. 30, 2017		417.9
Balance, beginning of period at Dec. 31, 2017	16,749	$ 11,582	1,623	10	61	1,727	1,746
Balance, beginning of period (shares) at Dec. 31, 2017		421.1
Increase (Decrease) in Equity [Roll Forward]
Net earnings	656					596	60
Other comprehensive income (loss)	551				479		72
Common shares issued	148	$ 149		(1)
Common shares issued (shares)		3.7
Subsidiary dividends paid to non-controlling interests	(40)						(40)
Dividends declared on common shares	(180)					(180)
Dividends declared on preference shares	(33)					(33)
Other	13			1			12
Balance, end of period at Jun. 30, 2018	$ 17,864	$ 11,731	$ 1,623	$ 10	$ 540	$ 2,110	$ 1,850
Balance, end of period (shares) at Jun. 30, 2018		424.8